Other Financial Items - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange loss on operations	$ (618)	$ (944)
Amortization of debt guarantee	361	846
Financing arrangement fees and other costs	(53)	(239)
Others	(531)	541
Other financial items, net	594	(7,928)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment for derivatives	7,713	(603)
Interest Income (Expense), Net	2,596	(2,706)
Earn-out Units
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment for derivatives	(4,500)	(500)
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment for derivatives	$ (4,374)	$ (4,323)